Notes to the cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 1,322	$ 2
Less: Cash deconsolidated	(50)	(3)
Cash consideration (paid)/received (net of transaction costs and cash held)	$ 1,272	$ (1)